Commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments
Contracted for construction projects	¥ 358,971	¥ 557,180
Authorized but not contracted for construction projects	35,268	76,366
Total	¥ 394,239	¥ 633,546